Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table provides a reconciliation of changes in the fair value of private equity instruments classified at FVOCI:

Total
As at December 31, 2020	52
Acquisition	1
Change in Fair Value (1)	—
As at September 30, 2021	53
(1)     Changes in fair value are recorded in OCI.

Summary of Unrealized Risk Management Positions
Summary of Unrealized Risk Management Positions

	September 30, 2021			December 31, 2020
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas, Condensate and Refined Products	24	316	(292)	5	58	(53)

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at	September 30, 2021	December 31, 2020
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(292)	(53)

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities from January 1 to September 30:

2021
Fair Value of Contracts, Beginning of Year	(53)
Acquisition	(14)
Fair Value of Contracts Realized During the Period	725
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(951)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	1
Fair Value of Contracts, End of Period	(292)

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax
Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

As at September 30, 2021	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(74)	74
WTI Option Implied Volatility	± five percent	(1)	1
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility	± five percent	—	—
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2021	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(199)	199
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	5	(5)
Refined Products Commodity Price	± US$5.00/bbl Applied to Heating Oil and Gasoline Hedges	(11)	11
U.S. to Canadian Dollar Exchange Rate	± 0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Realized (Gain) Loss	184	138	725	226
Unrealized (Gain) Loss	(27)	(135)	226	7
(Gain) Loss on Risk Management	157	3	951	233
Realized and unrealized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.